FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
Disclosure of financial assets [text block]

11) FINANCIAL ASSETS

As of December 31, 2019 and 2020 all the financial assets of the Company are classified as amortized cost.

As of December 31, 2020, all Cross-Currency Swaps is designated as Net Investment Hedges.

Credit risk arises from the possibility that the Atento Group might not recover its financial assets at the amounts recognized and in the established terms. Atento Group Management considers that the carrying amount of financial assets is similar to the fair value.

As of December 31, 2020, Atento Teleservicios España S.A., Atento Chile S.A., Teleatento del Perú S.A.C, Atento Brasil S.A. and Atento Mexico have entered into factoring agreements without recourse, anticipating an amount of 117,295 thousand U.S. dollars, receiving cash net of discount, the related trade receivables were realized and interest expenses was recognized in the statement of operations. As of December 31, 2019, Atento Teleservicios España S.A., Atento Chile S.A., Atento Colombia S.A., Teleatento del Perú S.A.C and Atento Brasil S.A. have entered into factoring agreements without recourse, anticipating an amount of 258,313 thousand U.S. dollars, receiving cash net of discount, the related trade receivables were realized and interest expenses was recognized in the statement of operations.